Commitments and Contingencies (Tables)	12 Months Ended
Oct. 30, 2016
Commitments and Contingencies
Schedule of purchase commitments

Under these contracts, the Company is committed at October 30, 2016, to make purchases, assuming current price levels, as follows:

(in thousands)
2017	$ 957,418
2018	636,239
2019	378,857
2020	247,295
2021	150,233
Later Years	75,572
Total	$ 2,445,614

Schedule of noncancelable operating lease commitments

The Company has noncancelable operating lease commitments on facilities and equipment at October 30, 2016, as follows:

(in thousands)
2017	$ 11,085
2018	7,700
2019	5,717
2020	4,294
2021	3,128
Later Years	4,154
Total	$ 36,078

Schedule of purchase obligations that are not reflected in the consolidated statements of financial position

As of October 30, 2016, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below

(in thousands)
2017	$ 589,298
2018	140,924
2019	74,438
2020	64,599
2021	55,273
Later Years	134,010
Total	$ 1,058,542